INVESTMENTS (Schedule of Unrealized Net Gains (Losses)) (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (164,000)	$ (32,000)	$ 15,800	$ (384,000)
Publicly Traded Equity Securities [Member]
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (164,000)	$ (32,000)	$ 15,800	$ (384,000)